Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingent Liabilities
NOTE 6 - COMMITMENTS AND CONTINGENT LIABILITIES:

a.	Lease agreements:
Vehicles:
The Company rents motor vehicles for use by some of its employees under operating lease agreements with lease terms of three years. As collateral for the cars’ lease agreements, the Company pays in advance the fee for the last month under the lease agreement.
Offices:
The Company’s corporate headquarters are located in Hod Hasharon, Israel, consisting of approximately 5,500 square meters of facility space under lease that expires in February 2023. This facility accommodates the Company’s principal operations, including sales, marketing, research and development, finance, and administration activities.
Valens and its subsidiaries have entered into various operating leases for office buildings and research and development facilities in their respective territories.
On July 21, 2015, the Company signed an extension of the lease agreement for its office space in Hod Hasharon, Israel that was due to expire in February 2021. On August 9, 2020, the Company signed an amendment to the lease agreement, regarding 5,500 square meters. According to that amendment, the lease term started on March 1, 2021 and will last through February 28, 2023. This amendment also provides the Company with an option to extend the lease period by additional two years until February 28, 2025. As of December 31, 2021 and 2020, the rented space of the Company’s offices in Israel is 5,500 square meters and 6,295 respectively
Long-term lease deposits that are recorded within other assets totaled to $433 thousand and $336 thousand as of December 31, 2021 and 2020, respectively.
As of December 31, 2021, the minimum future rental payments applicable to non-cancelable
operating leases are as follows:

U.S. dollars in thousands
2022	1,821
2023	348
2024	30

Total	2,199

The table above does not include future rental payments of future extension periods of 10 thousand, 1,457 thousand, 1,689 thousand and 281 thousand for the years ended on December 31, 2022, 2023, 2024 and 2025.
Operating lease expenses for the years ended December 31, 2021, 2020 and 2019 were $2,670 thousand, $2,527 thousand and $2,368 thousand, respectively.

b.	Royalties:
In addition to its own intellectual property, the Company also embeds certain off the shelf technologies (Intellectual Property (“IP”)) licensed from third parties in its chip technology. These are typically non-exclusive
contracts provided under royalty-accruing and/or
paid-up
licenses. Once deployed in the Company’s products, such licenses for commercial use are generally perpetual.
Royalty arrangements with certain vendors are vary between
1%-3.5%
of net revenues per chip plus additional royalties of up to $0.1 per chip.
The royalties’ expenses totaled to $844 thousand, $711 thousand and $389 thousand for the years ended December 31, 2021, 2020 and 2019, respectively. The royalties were recorded as part of cost of revenues.

c.	The Israel Innovation Authority (formerly known as “Office Of Chief Scientist”)
In previous years, the Company received grants from the Israel Innovation authority (“IIA”) for participation in research and development costs of the Company’s. The IIA grants were recognized when grants were received and presented as a deduction from research and development expenses.
As of December 31, 2019, the Company repaid the IIA all its liability for the received grant. A repayment in an amount of $2,028 thousand was included in the Company’s research and development expenses for 2019.
While the Company has no outstanding obligation to the IIA, the Company is still subject to the provisions of the Research and Development law in Israel.

d.	Noncancelable Purchase Obligations
The Company depends upon third party subcontractors for manufacturing of wafers, packaging and final tests. As of December 31, 2021, and 2020, the total value of open purchase orders for such manufacturing contractors was approximately $50,591 thousand and $12,417 thousand, respectively.
The Company has noncancelable purchase agreements for certain IP embedded in the Company products as well as certain agreement for the license of development tools used by the development team. As of December 31, 2021, and 2020, the total value of non-paid
amounts related to such agreements totaled $6,563 thousand and $3,614 thousand, respectively.

e.	Legal proceedings
As of December 31, 2021, and 2020, the Company is not a party to, or subject to the provisions of any order, writ, injunction, judgment or decree of any court or governmental agency or instrumentality. There is no material action, suit, proceeding or investigation by the Company currently pending or that the Company intends to initiate.

f.	Indemnifications
In the ordinary course of business, the Company may provide indemnifications of varying scope and terms to customers, vendors, lessors, investors, directors, officers, employees and other parties with respect to certain matters, including, but not limited to, losses arising out of the Company’s breach of such agreements, services to be provided by the Company, or from intellectual property infringement claims made by third-parties. These indemnifications (especially with respect to confidentiality with third party related to IP) may survive termination of the underlying agreement and the maximum potential amount of future payments the Company could be required to make under these indemnification provisions may not be subject to maximum loss clauses. The Company has not incurred costs to defend lawsuits or settle claims related to these indemnifications. As of December 31, 2021, and 2020 the Company has no liabilities recorded for these agreements.